CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Balance at the beginning of the year	$ 17,494	$ 17,399
Capitalization	5,392	3,464
Amortization	(4,500)	(3,758)	(4,544)
Functional currency translation adjustments	1,318	389
Balance at the year end	$ 19,704	$ 17,494	$ 17,399